Accounts receivable - Schedule of revenue by customers (Details)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Customer A
Disclosure of provision matrix [line items]
Main customers as a percentage of revenue	16.30%	42.00%	67.00%
Main customers as a percentage of accounts receivable	18.30%	53.00%	90.00%
Customer B
Disclosure of provision matrix [line items]
Main customers as a percentage of revenue	69.60%	52.00%	0.00%
Main customers as a percentage of accounts receivable	42.80%	45.00%	0.00%